Stock-based compensation (Details 2)	12 Months Ended
Dec. 31, 2017 CAD / shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average exercise price for exercisable options (in CAD per share)	CAD 0.38
Weighted average share price for options exercised (in CAD per share)	CAD 0.32
Weighted average years to expiry for exercisable options (Year)	2 years 7 months 6 days